Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The components of the purchase price and net assets acquired for 2016 acquisitions are as follows:

(In millions)	FEI	Affymetrix	Other	Total

Purchase Price
Cash paid	$4,440.4	$1,165.0	$29.5	$5,634.9
Debt assumed	—	254.2	0.6	254.8
Purchase price payable	10.8	0.5	2.7	14.0
Cash acquired	(369.1)	(77.9)	(0.3)	(447.3)

	$4,082.1	$1,341.8	$32.5	$5,456.4

Net Assets Acquired
Current assets	$621.4	$160.6	$3.4	$785.4
Property, plant and equipment	153.0	19.3	0.2	172.5
Definite-lived intangible assets:
Customer relationships	1,051.1	500.5	8.7	1,560.3
Product technology	739.8	253.1	7.0	999.9
Tradenames and other	130.0	45.5	—	175.5
Indefinite-lived intangible assets:
In-process research and development	104.7	14.4	—	119.1
Goodwill	2,057.1	615.2	20.6	2,692.9
Other assets	71.6	7.8	0.1	79.5
Liabilities assumed	(846.6)	(274.6)	(7.5)	(1,128.7)

	$4,082.1	$1,341.8	$32.5	$5,456.4
The components of the purchase price and net assets acquired for 2015 acquisitions are as follows:

(In millions)	Alfa Aesar	Advanced Scientifics	Other	Total

Purchase Price
Cash paid	$393.0	$289.1	$18.5	$700.6
Purchase price payable	—	—	1.3	1.3
Cash acquired	(3.5)	(0.3)	(1.3)	(5.1)

	$389.5	$288.8	$18.5	$696.8

Net Assets Acquired
Current assets	$96.8	$28.7	$4.6	$130.1
Property, plant and equipment	39.0	10.6	0.1	49.7
Definite-lived intangible assets:
Customer relationships	137.1	90.0	7.9	235.0
Product technology	—	36.5	—	36.5
Tradenames and other	15.6	2.3	—	17.9
Goodwill	125.1	124.4	8.9	258.4
Other assets	4.5	0.2	—	4.7
Liabilities assumed	(28.6)	(3.9)	(3.0)	(35.5)

	$389.5	$288.8	$18.5	$696.8
The components of the purchase price and net assets acquired for 2014 acquisitions are as follows:

(In millions)	Life Technologies	Other	Total

Purchase Price
Cash paid	$13,487.3	$47.3	$13,534.6
Debt assumed	2,279.5	—	2,279.5
Cash acquired	(463.0)	(11.5)	(474.5)

	$15,303.8	$35.8	$15,339.6

Net Assets Acquired
Current assets	$1,755.5	$18.5	$1,774.0
Property, plant and equipment	748.1	1.1	749.2
Definite-lived intangible assets:
Customer relationships	5,883.0	7.0	5,890.0
Product technology	2,626.9	5.5	2,632.4
Tradenames and other	619.1	—	619.1
Indefinite-lived intangible assets:
In-process research and development	58.4	—	58.4
Goodwill	7,167.0	12.5	7,179.5
Other assets	246.7	0.1	246.8
Liabilities assumed	(3,800.9)	(8.9)	(3,809.8)

	$15,303.8	$35.8	$15,339.6

Business Acquisition, Pro Forma Information [Table Text Block]
Had the acquisitions of FEI and Affymetrix been completed as of the beginning of 2015, the company’s pro forma results for 2016 and 2015 would have been as follows:

(In millions except per share amounts)	2016	2015

Revenues	$18,988.4	$18,230.0

Income from Continuing Operations	$2,045.8	$1,688.8

Net Income	$2,042.3	$1,683.9

Earnings per Share from Continuing Operations:
Basic	$5.18	$4.24
Diluted	$5.15	$4.20

Earnings per Share:
Basic	$5.17	$4.22
Diluted	$5.14	$4.19
Pro forma results include non-recurring pro forma adjustments that were directly attributable to the business combinations to reflect amounts as if the acquisitions had been completed as of the beginning of 2015, as follows:

•	Pre-tax charge to selling, general and administrative expenses of $102 million in 2015, for acquisition-related transaction costs incurred by the company, Affymetrix and FEI;

•	Pre-tax charge to cost of revenues of $99 million in 2015, for the sale of Affymetrix and FEI inventories revalued at the date of acquisition;

•	Pre-tax charge of $46 million in 2015, for initial restructuring charges incurred by the company relating to the Affymetrix and FEI acquisitions.

•	Pre-tax charge of $33 million in 2015, to conform the accounting policies of Affymetrix and FEI with the company’s accounting policies; and

•	Pre-tax reduction of revenues of $6 million and $14 million in 2016 and 2015, respectively, for revaluing the Affymetrix and FEI deferred revenue obligations to fair value.
These pro forma results of operations have been prepared for comparative purposes only, and they do not purport to be indicative of the results of operations that actually would have resulted had the acquisitions occurred on the date indicated or that may result in the future.

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The assets and liabilities of the Cole-Parmer business were as follows at June 28, 2014:

June 28,
(In millions)	2014

Current Assets	$39.5
Long-term Assets	400.3
Current Liabilities	15.5
Long-term Liabilities	84.1